Subsequent Events - Additional Information (Detail) - Term facility [member] - USD ($) $ in Millions	Feb. 04, 2020	May 23, 2018	Jul. 23, 2019
Disclosure of non-adjusting events after reporting period [line items]
Term facility borrowings		$ 111.0	$ 335.0
Reduction in cost of borrowing percentage		0.50%
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Term facility borrowings	$ 335.0
Reduction in cost of borrowing percentage	0.50%
Term facility extended maturity	Extends the maturity from May 2025 to May 2027.